PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COST
Beginning balance	$ 55,760,000	$ 54,262,000
Additions/ Transfers	239,000	1,488,000
Effect of movements in exchange rates	20,000	10,000
Ending balance	56,019,000	55,760,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	20,914,000	18,604,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	985,000	2,310,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	21,899,000	20,914,000
NET BOOK VALUE
Plant, equipment and mining properties	34,120,000	34,846,000	$ 35,658,000
Office equipment, furniture, and fixtures [Member]
COST
Beginning balance	563,000	524,000
Effect of movements in exchange rates	9,000	5,000
Ending balance	602,000	563,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	187,000	84,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	52,000	103,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	239,000	187,000
NET BOOK VALUE
Plant, equipment and mining properties	363,000	376,000	440,000
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	34,000	30,000
Mine machinery and transportation equipment [Member]
COST
Beginning balance	12,955,000	12,919,000
Ending balance	12,957,000	12,955,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	4,907,000	4,854,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	23,000	53,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	4,930,000	4,907,000
NET BOOK VALUE
Plant, equipment and mining properties	8,027,000	8,048,000	8,065,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	1,000	0
Additions / Transfers	1,000	36,000
Mill machinery and processing equipment [Member]
COST
Beginning balance	17,483,000	17,554,000
Ending balance	17,483,000	17,483,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	5,297,000	4,013,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	651,000	1,284,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	5,948,000	5,297,000
NET BOOK VALUE
Plant, equipment and mining properties	11,535,000	12,186,000	13,541,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	0
Additions / Transfers	0	(71,000)
Mining Property [Member]
COST
Beginning balance	13,149,000	13,637,000
Additions/ Transfers	0	(493,000)
Ending balance	13,149,000	13,149,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	8,643,000	8,066,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	107,000	577,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	8,750,000	8,643,000
NET BOOK VALUE
Plant, equipment and mining properties	4,399,000	4,506,000	5,571,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	5,000
Computer equipment [member]
COST
Beginning balance	347,000	341,000
Ending balance	358,000	347,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	256,000	213,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	18,000	43,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	274,000	256,000
NET BOOK VALUE
Plant, equipment and mining properties	84,000	91,000	128,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	0	0
Additions / Transfers	11,000	6,000
Buildings [Member]
COST
Beginning balance	11,263,000	9,287,000
Ending balance	11,470,000	11,263,000
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	1,624,000	1,374,000
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	134,000	250,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	1,758,000	1,624,000
NET BOOK VALUE
Plant, equipment and mining properties	9,712,000	9,639,000	$ 7,913,000
ACCUMULATED DEPLETION AND DEPRECIATION
Effect of movements in exchange rates	10,000	0
Additions / Transfers	$ 197,000	$ 1,976,000